CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Net profit	€ 939,294	€ 833,136	€ 608,880
Items that will not be reclassified to the consolidated income statement in subsequent periods:
Gains/(Losses) on remeasurement of defined benefit plans	1,605	(463)	34
Related tax impact	(376)	110	1
Total items that will not be reclassified to the consolidated income statement in subsequent periods	1,229	(353)	35
Items that may be reclassified to the consolidated income statement in subsequent periods:
Gains/(Losses) on cash flow hedging instruments	92,898	(64,130)	40,109
Exchange differences on translating foreign operations	9,798	14,229	(11,731)
Related tax impact	(24,626)	17,960	(11,291)
Total items that may be reclassified to the consolidated income statement in subsequent periods	78,070	(31,941)	17,087
Total other comprehensive income/(loss), net of tax	79,299	(32,294)	17,122
Total comprehensive income	1,018,593	800,842	626,002
Total comprehensive income attributable to:
Owners of the parent	1,012,215	797,988	625,053
Non-controlling interests	€ 6,378	€ 2,854	€ 949